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                                UNIVERSAL ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT FUND U FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                        SUPPLEMENT DATED OCTOBER 8, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement dated October 8, 2008 provides information in addition to that contained in the Prospectus dated April 28, 2008. It should be read in its entirety and kept together with your Prospectus for future reference. If you have any questions or would like a copy of the Prospectus, please contact us at 1-800-233-3591, or write us at MetLife, 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.

1.  THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Effective September 22, 2008, the office that administers your Contract is 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

1300 Hall Boulevard                                    Telephone: 1-800-233-3591
Bloomfield, Connecticut 06002-2910